Consolidated Statements of Cash Flows - Class of Stock [Domain] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	$ 9,329,659	$ 7,657,292	$ (13,647,946)	$ 15,514,521
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization expense	2,990,594	2,551,625	11,668,128	9,614,859
Amortization of deferred financing costs	225,182	284,743	954,604	949,929
Unrealized (gain) loss on derivative instruments	(823,455)	371,558	1,230,132	(1,101,239)
Loss from equity method investee	(53,201)	0	265,443	(10,224)
Provision for doubtful accounts	319,981	73,543	2,764,836	652,318
Loss on sales of vessels	88,868	0	(3,947,600)	0
Loss on impairment of vessels			11,506,631	0
Write off unamortized financing costs of repaid debt	25,557	0	471,834	0
Amortization of discount on related party long-term debt	0	322,947	322,946	1,117,231
Share-based compensation	166,558	0	1,816	0
Change in operating assets and liabilities:
Increase in restricted cash			(500,000)	0
Accounts receivable	7,477,051	20,364,070	14,561,418	(15,445,496)
Bunker inventory	1,808,888	879,826	5,470,533	(7,215,740)
Advance hire, prepaid expenses and other current assets	3,863,659	2,577,048	4,291,713	(2,643,908)
Account payable, accrued expenses and other current liabilities	(10,771,168)	(14,936,544)	(6,413,198)	16,952,155
Deferred revenue	(3,464,750)	(9,708,056)	(4,406,572)	2,733,051
Net cash provided by operating activities	11,183,423	10,438,052	24,594,718	21,117,457
Investing activites
Purchase of vessels	(44,824,665)	(14,382,779)	(43,914,439)	(49,736,191)
Proceeds from sales of vessels	4,523,804	0	23,279,387	0
Deposits on newbuildings in-process	0	(63,953)	(13,101,430)	(31,900,000)
Drydocking costs	0	(409,000)	(4,880,041)	(731,285)
Purchase of building and equipment	(5,399)	(3,612)	(560,955)	(112,899)
Deposits on vessel purchase			0	(1,500,000)
Acquisition of interest in equity method investee			0	0
Net cash used in investing activities	(40,306,260)	(14,859,344)	(39,177,478)	(83,980,375)
Financing activities
Proceeds from Mergers			5,035,636	0
Proceeds of related party debt	2,506,667	0	17,651,149	29,554,972
Payments on related party debt	0	(162,928)	(225,291)	(5,274,075)
Proceeds from long-term debt	45,000,000	13,000,000	35,500,000	32,205,000
Payments of financing and issuance costs	(664,722)	(41,079)	(484,380)	(1,799,314)
Payments on long-term debt	(4,837,799)	(3,837,264)	(30,051,021)	(14,401,426)
Merger costs			(1,853,753)	0
Proceeds from issuance of convertible redeemable preferred stock			0	21,899,180
Common stock dividends paid	(100,000)	(100,000)	(100,000)	(100,000)
Decrease in restricted cash			0	187,500
Distributions to non-controlling interest			0	(176,667)
Net cash provided by financing activities	41,904,146	8,858,729	25,472,340	62,095,170
Net increase in cash and cash equivalents	12,781,309	4,437,437	10,889,580	(767,748)
Cash and cash equivalents at beginning of period	29,817,507	18,927,927	18,927,927	19,695,675
Cash and cash equivalents at end of period	42,598,816	23,365,364	29,817,507	18,927,927
Disclosure of noncash items
Dividends declared, not paid	0	2,101,207	6,303,622	12,700,000
Issuance of convertible redeemable preferred stock as settlement of accrued dividends			28,332,960	213,152
Issuance of convertible redeemable preferred stock in settlement of notes payable			0	4,429,217
Issuance of common stock in settlement of merger related costs			4,234,015	0
Issuance of convertible redeemable preferred stock in settlement of common stock dividend			0	0
Beneficial conversion feature of convertible redeemable preferred stock at issuance date			11,776,661	8,959,421
Modification of Shareholder loan to on Demand			16,433,107	0
Imputed interest on related party long-term debt	0	200,802	322,946	17,873,285
Transfer of ownership to noncontrolling interest			0	360,000
Cash paid for interest	$ 1,185,589	$ 1,439,827	$ 5,112,858	$ 4,059,340